CONSOLIDATED FINANCIAL DATA HIGHLIGHTS (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Series A
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year	$ 1.0487		$ 1.0968		$ 1.0775
Realized trading profits (losses)	$ (0.0079)		$ 0.0447		$ 0.0717
Change in unrealized trading profits (losses)	$ (0.0144)		$ (0.0222)		$ 0.0323
Change in value of investments in Non-Consolidated LLCs	$ (0.0273)	[1]	$ (0.0014)	[1]
Interest	$ 0.0006		$ 0.0007		$ 0.0014
Expenses	$ (0.0446)		$ (0.0699)		$ (0.0861)
Net asset value, end of year	$ 0.9551		$ 1.0487		$ 1.0968
Total Return:
Total return (before Profit Shares) (as a percent)	(8.83%)	[1]	(4.06%)	[1]	2.99%
Profit Shares (as a percent)	(0.10%)	[1]	(0.41%)	[1]	(1.21%)
Total return (as a percent)	(8.93%)	[1]	(4.39%)	[1]	1.79%
Ratios to Average Net Assets:
Expenses (before Profit Shares) (as a percent)	4.29%	[2],[3]	6.10%	[2],[4]	6.90%	[2]
Profit Shares (as a percent)	0.11%	[2],[3]	0.38%	[2],[4]	1.27%	[2]
Expenses (as a percent)	4.40%	[2],[3]	6.48%	[2],[4]	8.17%	[2]
Net investment loss (as a percent)	(4.33%)	[2],[3]	(6.41%)	[2],[4]	(8.02%)	[2]
Series F
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year	$ 252.87		$ 264.28		$ 259.29
Realized trading profits (losses)	$ (1.90)		$ 9.61		$ 17.18
Change in unrealized trading profits (losses)	$ (3.49)		$ (4.14)		$ 7.83
Change in value of investments in Non-Consolidated LLCs	$ (6.21)	[1]	$ (0.14)	[1]
Interest	$ 0.16		$ 0.18		$ 0.37
Expenses	$ (10.76)		$ (16.92)		$ (20.39)
Net asset value, end of year	$ 230.67		$ 252.87		$ 264.28
Total Return:
Total return (before Profit Shares) (as a percent)	(8.68%)	[1]	(3.97%)	[1]	3.00%
Profit Shares (as a percent)	(0.10%)	[1]	(0.40%)	[1]	(1.09%)
Total return (as a percent)	(8.78%)	[1]	(4.32%)	[1]	1.92%
Ratios to Average Net Assets:
Expenses (before Profit Shares) (as a percent)	4.30%	[2],[3]	6.15%	[2],[4]	6.91%	[2]
Profit Shares (as a percent)	0.10%	[2],[3]	0.39%	[2],[4]	1.05%	[2]
Expenses (as a percent)	4.40%	[2],[3]	6.54%	[2],[4]	7.96%	[2]
Net investment loss (as a percent)	(4.34%)	[2],[3]	(6.47%)	[2],[4]	(7.82%)	[2]
Series G
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year	$ 1.0952		$ 1.1446		$ 1.1230
Realized trading profits (losses)	$ (0.0082)		$ 0.0416		$ 0.0744
Change in unrealized trading profits (losses)	$ (0.0151)		$ (0.0179)		$ 0.0339
Change in value of investments in Non-Consolidated LLCs	$ (0.0269)	[1]	$ (0.0007)	[1]
Interest	$ 0.0007		$ 0.0008		$ 0.0016
Expenses	$ (0.0466)		$ (0.0732)		$ (0.0883)
Net asset value, end of year	$ 0.9991		$ 1.0952		$ 1.1446
Total Return:
Total return (before Profit Shares) (as a percent)	(8.68%)	[1]	(3.98%)	[1]	3.00%
Profit Shares (as a percent)	(0.10%)	[1]	(0.40%)	[1]	(1.09%)
Total return (as a percent)	(8.77%)	[1]	(4.32%)	[1]	1.92%
Ratios to Average Net Assets:
Expenses (before Profit Shares) (as a percent)	4.30%	[2],[3]	6.16%	[2],[4]	6.91%	[2]
Profit Shares (as a percent)	0.10%	[2],[3]	0.38%	[2],[4]	1.05%	[2]
Expenses (as a percent)	4.40%	[2],[3]	6.54%	[2],[4]	7.96%	[2]
Net investment loss (as a percent)	(4.34%)	[2],[3]	(6.47%)	[2],[4]	(7.82%)	[2]
Series I
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year	$ 1.2586		$ 1.2798		$ 1.2255
Realized trading profits (losses)	$ (0.0096)		$ 0.0471		$ 0.0831
Change in unrealized trading profits (losses)	$ (0.0177)		$ (0.0205)		$ 0.0374
Change in value of investments in Non-Consolidated LLCs	$ (0.0185)	[1]	$ 0.0026	[1]
Interest	$ 0.0008		$ 0.0009		$ 0.0018
Expenses	$ (0.0301)		$ (0.0513)		$ (0.0680)
Net asset value, end of year	$ 1.1835		$ 1.2586		$ 1.2798
Total Return:
Total return (before Profit Shares) (as a percent)	(5.88%)	[1]	(0.95%)	[1]	6.25%
Profit Shares (as a percent)	(0.10%)	[1]	(0.78%)	[1]	(1.81%)
Total return (as a percent)	(5.97%)	[1]	(1.66%)	[1]	4.43%
Ratios to Average Net Assets:
Expenses (before Profit Shares) (as a percent)	2.34%	[2],[3]	3.27%	[2],[4]	3.77%	[2]
Profit Shares (as a percent)	0.10%	[2],[3]	0.74%	[2],[4]	1.97%	[2]
Expenses (as a percent)	2.44%	[2],[3]	4.01%	[2],[4]	5.74%	[2]
Net investment loss (as a percent)	(2.38%)	[2],[3]	(3.94%)	[2],[4]	(5.59%)	[2]

[1]	Includes the Partnership's proportionate share of the operations of its investments in the Non-Consolidated LLCs, which includes income and expenses.
[2]	Included in the ratios of expenses to average net assets are brokerage commissions and clearing costs which are presented in Trading Profits (Losses) on the Consolidated Statement of Operations.
[3]	Excludes the Partnership's proportionate share of expenses from its investments in Non-Consolidated LLCs. If the Partnership's proportionate share of expenses from its investments in Non-Consolidated LLCs were included, the ratios for Expenses (before Profit Shares), Profit Shares, Expenses and Net investment loss for Series A, would be 7.08%, 0.77%, 7.85%, and (7.76)%, respectively; for Series F, would be 7.08%, 0.59%, 7.67% and (7.58)%, respectively; for Series G, would be 7.08%, 0.58%, 7.66% and (7.57)%, respectively and for Series I would be 3.86%, 0.80%, 4.66% and (4.57)%, respectively.
[4]	Excludes the Partnership's proportionate share of expenses from its investments in Non-Consolidated LLCs. If the Partnership's proportionate share of expenses from its investments in Non-Consolidated LLCs were included, the ratios for Expenses (before Profit Shares), Profit Shares, Expenses and Net investment loss for Series A, would be 6.81%, 0.39%, 7.20%, and (7.12)%, respectively; for Series F and Series G would be 6.81%, 0.34%, 7.15%, and (7.07)%, respectively; and for Series I would be 3.60%, 0.78%, 4.38% and (4.30)%, respectively.